Short Term Investments (Details) - Schedule of fair value disclosure - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Short Term Investments (Details) - Schedule of fair value disclosure [Line Items]
Marketable securities	¥ 38,448,624	¥ 33,540,301
Level 1 [Member]
Short Term Investments (Details) - Schedule of fair value disclosure [Line Items]
Marketable securities	38,448,624	33,540,301
Level 2 [Member]
Short Term Investments (Details) - Schedule of fair value disclosure [Line Items]
Marketable securities
Level 3 [Member]
Short Term Investments (Details) - Schedule of fair value disclosure [Line Items]
Marketable securities